Summary of Significant Accounting Policies (Details 3) (USD $) In Thousands, unless otherwise specified	0 Months Ended		12 Months Ended			12 Months Ended			12 Months Ended									12 Months Ended
	Oct. 01, 2013	Oct. 01, 2012	Dec. 31, 2013 item	Dec. 31, 2012	Oct. 02, 2013	Dec. 31, 2013 Europe item	Dec. 31, 2013 Western Europe	Dec. 31, 2012 Western Europe	Dec. 31, 2011 Continental Western Europe	Dec. 31, 2013 Emerging Markets	Dec. 31, 2012 Emerging Markets	Dec. 31, 2013 Latin America	Dec. 31, 2012 Latin America	Dec. 31, 2013 Asia Pacific	Dec. 31, 2012 Asia Pacific	Dec. 31, 2013 Emerging Market Joint Ventures	Dec. 31, 2012 Emerging Market Joint Ventures	Dec. 31, 2013 North American Records and Information Management business	Dec. 31, 2012 North American Records and Information Management business	Dec. 31, 2013 North American Data Management Business	Dec. 31, 2012 North American Data Management Business	Dec. 31, 2013 International Business	Dec. 31, 2012 International Business	Dec. 31, 2013 North American Business	Dec. 31, 2012 North American Business
Goodwill
Goodwill impairment charge	$ 0	$ 0							$ 46,500
Number of reporting units			6			3
Tax benefit on goodwill impairment charge									5,449
Reporting unit, percentage that fair value exceeded carrying value					15.00%
Gross amount of goodwill
Balance, beginning of period			2,655,499	2,574,285														1,619,177	1,608,193	404,794	402,048	631,528	564,044
Deductible goodwill acquired during the year			64,040	40,214														40,046	6,084	10,011	1,521	13,983	32,609
Non-deductible goodwill acquired during the year			77,712	18,079														34,066		8,517		35,129	18,079
Fair value and other adjustments			8,522															7,144		1,786		(408)
Currency effects			(22,088)	22,921														(12,153)	4,900	(3,038)	1,225	(6,897)	16,796
Balance, end of period			2,783,685	2,655,499														1,688,280	1,619,177	422,070	404,794	673,335	631,528
Accumulated amortization
Balance, beginning of period			320,740	320,017														209,332	209,090	52,332	52,272	59,076	58,655
Currency effects			(407)	723														(603)	242	(151)	60	347	421
Balance, end of period			320,333	320,740														208,729	209,332	52,181	52,332	59,423	59,076
Net balance			2,463,352	2,334,759			375,954	365,303		88,599	87,492	93,149	56,893	56,210	62,764	0	0	1,479,551	1,409,845	369,889	352,462	613,912	572,452	1,849,440	1,762,307
Accumulated Goodwill Impairment Balance			132,409	132,409														85,909	85,909			46,500	46,500
Total fair value and other adjustments, related to property, plant and equipment, net, customer relationships and deferred income taxes			8,446
Cash paid related to acquisitions made in previous years			76
Indefinite Lived Intangible Assets Excluding Goodwill
Indefinite lived intangible assets excluding goodwill			$ 0